Voya Emerging Markets Index Portfolio Average Annual Total Returns - Class I S Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.30%	0.83%	2.92%
Performance Inception Date		Dec. 19, 2011
Class I | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class I | MSCI Emerging Markets IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.50%	1.70%	3.64%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			6.11%	0.58%	2.72%
Performance Inception Date		Dec. 19, 2011
Class S | MSCI ACW Ex-US Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.53%	4.10%	4.80%
Class S | MSCI Emerging Markets IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.50%	1.70%	3.64%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI All Country World Ex-U.S. Index (the “MSCI ACW Ex-US Index”) in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.